As filed with the Securities and Exchange Commission on February 15, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedules of Investments.

Coldstream Dividend Growth Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 92.92%	Value
	Aerospace Product and Parts Manufacturing - 5.23%
14,400	Boeing Co.	$939,744
8,850	United Technologies Corp.	696,672
		1,636,416
	Animal Slaughtering and Processing - 1.99%
12,125	Hormel Foods Corp.	621,528
	Beverage Manufacturing - 4.78%
10,810	Coca-Cola Co.	710,974
11,995	PepsiCo, Inc.	783,633
		1,494,607
	Communications Equipment Manufacturing - 1.98%
13,655	Harris Corp.	618,572
	Computer and Peripheral Equipment Manufacturing - 2.82%
6,015	International Business Machines Corp.	882,761
	Dairy Product Manufacturing - 1.86%
11,750	H.J. Heinz Co.	581,155
	Depository Credit Intermediation - 3.03%
22,310	JPMorgan Chase & Co.	946,390
	Grain and Oilseed Milling - 3.05%
26,750	General Mills, Inc.	952,032
	Health and Personal Care Stores - 1.99%
16,000	Walgreen Co.	623,360
	Insurance Carriers - 3.35%
18,530	Aflac, Inc.	1,045,648
	Limited-Service Eating Places - 3.04%
12,375	McDonald's Corp.	949,905
	Medical Equipment and Supplies Manufacturing - 7.32%
7,100	3M Co.	612,730
10,480	Becton, Dickinson & Co.	885,770
21,300	Medtronic, Inc.	790,017
		2,288,517
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.83%
8,835	Northrop Grumman Corp.	572,331
	Nondepository Credit Intermediation - 2.06%
15,000	American Express Co.	643,800
	Oil and Gas Extraction - 2.01%
17,000	Marathon Oil Corp.	629,510
	Other General Merchandise Stores - 2.91%
16,865	Wal-Mart Stores, Inc.	909,529
	Other General Purpose Machinery Manufacturing - 1.96%
11,500	Illinois Tool Works, Inc.	614,100
	Petroleum and Coal Products Manufacturing - 5.09%
9,325	Chevron Corp.	850,906
10,880	ConocoPhillips	740,928
		1,591,834
	Pharmaceutical and Medicine Manufacturing - 5.94%
22,880	Abbott Laboratories	1,096,181
12,295	Johnson & Johnson	760,446
		1,856,627
	Rail Transportation - 6.03%
14,520	CSX Corp.	938,137
15,075	Norfolk Southern Corp.	947,012
		1,885,149
	Securities and Commodity Contracts Intermediation and Brokerage - 1.98%
3,250	BlackRock, Inc.	619,385
	Semiconductor and Other Electronic Component Manufacturing - 8.01%
29,500	Intel Corp.	620,385
17,540	Microchip Technology, Inc.	600,043
17,605	Texas Instruments, Inc.	572,163
24,560	Xilinx, Inc.	711,749
		2,504,340
	Ship and Boat Building - 1.98%
8,700	General Dynamics Corp.	617,352
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 5.76%
13,935	Clorox Co.	881,807
11,425	Colgate Palmolive Co.	918,227
		1,800,034
	Software Publishers - 3.00%
33,590	Microsoft Corp.	937,833
	Tobacco Manufacturing - 3.92%
25,165	Altria Group, Inc.	619,562
10,370	Philip Morris International, Inc.	606,956
		1,226,518

	TOTAL COMMON STOCKS (Cost $27,736,614)	29,049,233

Shares	SHORT-TERM INVESTMENTS - 9.85%	Value
3,080,611	Fidelity Institutional Money Market Portfolio - Class I, 0.21% (a)	3,080,611
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,080,611)	3,080,611

	TOTAL INVESTMENTS IN SECURITIES (Cost $30,817,225) - 102.77%	32,129,844
	Liabilities in Excess of Other Assets - (2.77)%	(867,517)
	NET ASSETS - 100.00%	$31,262,327

(a) Rate shown is the 7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$ 30,817,225

Gross unrealized appreciation	$ 1,566,402
Gross unrealized depreciation	(253,783)
Net unrealized appreciation	$ 1,312,619

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$949,905	$—	$—	$949,905
Finance and Insurance	3,255,223	—	—	3,255,223
Information	937,833	—	—	937,833
Manufacturing	19,858,724	—	—	19,858,724
Mining	629,510	—	—	629,510
Retail Trade	1,532,890	—	—	1,532,890
Transportation and Warehousing	1,885,148	—	—	1,885,148
Total Equity	29,049,233	—	—	29,049,233

Short-Term Investments	3,080,611	—	—	3,080,611

Total Investments in Securities	$32,129,844	$—	$—	$32,129,844

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    2/9/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    2/9/2011

* Print the name and title of each signing officer under his or her signature.